Note 5 - Risk Management and Financial Instruments - Fair Value Hierarchy (Details) - CAD ($)	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Statement Line Items [Line Items]
Cash	$ 873,863	$ 956	$ 29	$ 1,011
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Cash	873,863	956
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Cash
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Cash